INCOME TAXES - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Income Tax Expense (Benefit)
U.S. federal	$ 0	$ 0	$ 0
State and local	716	359	81
Foreign	211	14	0
Total current income tax expense (benefit)	927	373	81
Deferred Income Tax Expense (Benefit)
U.S. federal	(43,905)	0	0
State and local	(22,232)	(475)	159
Foreign	(1)	0	0
Total deferred income tax expense (benefit)	(66,138)	(475)	159
Total Income Tax Expense (Benefit)
U.S. federal	(43,905)	0	0
State and local	(21,516)	(116)	240
Foreign	210	14	0
Income tax benefit	$ (65,211)	$ (102)	$ 240